Personnel Figures - Summary of Number of Employees (Detail) - employee	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	17,295	18,364
Annual Average	17,671	15,577
Managers and Key Executives
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	151	166
Annual Average	156	148
Professionals and Technicians
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	10,806	9,775
Annual Average	10,242	8,831
Staff and Others
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	6,338	8,423
Annual Average	7,273	6,598
Chile
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	53	57
Chile | Managers and Key Executives
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	1	10
Chile | Professionals and Technicians
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	48	44
Chile | Staff and Others
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	4	3
Argentina
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	4,086	4,348
Argentina | Managers and Key Executives
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	20	21
Argentina | Professionals and Technicians
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	1,858	1,914
Argentina | Staff and Others
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	2,208	2,413
Brazil
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	10,124	10,900
Brazil | Managers and Key Executives
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	53	56
Brazil | Professionals and Technicians
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	5,947	4,839
Brazil | Staff and Others
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	4,124	6,005
Peru
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	926	915
Peru | Managers and Key Executives
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	38	41
Peru | Professionals and Technicians
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	888	874
Colombia
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	2,106	2,144
Colombia | Managers and Key Executives
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	39	38
Colombia | Professionals and Technicians
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	2,065	2,104
Colombia | Staff and Others
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	2	2